INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Tables)	3 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the condensed consolidated balance sheets:

Description	Cost or Amortized Cost December 31, 2024	Cost or Amortized Cost March 31, 2025	Estimated Fair Value December 31, 2024	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value March 31, 2025
Fixed Income	$9,289	$10,459	$9,370	$973	$116	$12	$10,471
Investment Certificate	79	83	79	4	-	-	83
Total	$9,368	$10,542	$9,449	$977	$116	$12	$10,554